Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019
Class A common stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized		1,000
Common stock, shares issued		0
Common stock, shares outstanding		0
Class B common stock
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized		1,000
Common stock, shares issued		100
Common stock, shares outstanding		100
Class C common stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01